CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (27,867)	$ 49,411	$ (21,971)
Other comprehensive income (loss):
Foreign currency translation adjustments	(7,435)	1,584	(4,366)
Change in defined benefit plans, net of tax	437	(384)	11,238
Derivative instruments, net of tax	(6,061)	66	4,016
Other comprehensive income (loss)	(13,059)	1,266	10,888
Comprehensive income (loss)	$ (40,926)	$ 50,677	$ (11,083)